COHEN & STEERS DIVIDEND VALUE FUND, INC.

Class A (DVFAX), Class C (DVFCX), Class F (DVVFX), Class I (DVFIX), Class R (DVFRX),

Class T (DVVTX) and Class Z (DVFZX) Shares

Supplement dated July 1, 2017 to

Summary Prospectus and Prospectus dated July 1, 2017

Richard E. Helm has announced his intention to retire from Cohen & Steers Capital Management, Inc. on December 31, 2017. Effective September 30, 2017, Richard E. Helm will no longer serve as a portfolio manager to the Cohen & Steers Dividend Value Fund, Inc. (the “Fund”) and Christopher Rhine will assume lead portfolio manager responsibilities for the Fund.

Prior to September 30, 2017, the following is considered to be part of the “Investment Management – Portfolio Managers” section on page 6 of the Summary Prospectus and page 8 of the Prospectus:

The Fund’s portfolio managers are:

Richard E. Helm—Senior Vice President of the Advisor. Mr. Helm has been a portfolio manager of the Fund since inception.

Prior to September 30, 2017, the following is considered to be part of the “Management of the Fund – Portfolio Managers” section on pages 20 and 21 of the Prospectus:

The Fund’s portfolio managers are:

Richard E. Helm—Mr. Helm joined the Advisor in 2005 and currently serves as a Senior Vice President of the Advisor and is head of its large cap value portfolio management team. From 2001 to 2005, Mr. Helm was a senior portfolio manager of WM Advisors, Inc. From 1999 to 2001, he was vice president and senior portfolio manager of Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time. Mr. Helm is a chartered financial analyst. Mr. Helm has an MBA from University of Denver and a BS from University of Colorado.

Prior to September 30, 2017, the following replaces the second to last paragraph in the “Management of the Fund – Portfolio Managers” section on page 21 of the Prospectus:

The Advisor utilizes a team-based approach in managing the Fund. Mr. Helm is the leader of this team. Messrs. Rhine and Cherevach and Ms. Leddy direct and supervise the execution of the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

DVFPROSUP-0717

Summary Prospectus July 1, 2017
CLASS A (DVFAX), CLASS C (DVFCX), CLASS F (DVVFX), CLASS I (DVFIX), CLASS R (DVFRX), CLASS T (DVVTX) and CLASS Z (DVFZX) SHARES
Cohen & Steers Dividend Value Fund, Inc.
Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.cohenandsteers.com/prospectus. You can also get this information at no cost by calling 800.330.7348 or by sending an e-mail request to marketing@cohenandsteers.com. The current prospectus and statement of additional information, dated July 1, 2017, are incorporated by reference into this summary prospectus.
Investment Objectives
The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the “Fund”) are to provide long-term growth of income and capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), “Reducing the Initial Sales Charge on Class A Shares” and “Reducing the Initial Sales Charge on Class T Shares” in the Fund’s Statement of Additional Information (the “SAI”).
	Class A	Class C	Class F(1)	Class I	Class R	Class T(1)	Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None	None	None	None	2.50%	None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00% (2)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	0.50%	0.25%	None
Other Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Shareholder Service Fee(3)	0.10%	0.25%	None	0.05%	None	0.08%	None
Total Other Expenses	0.30%	0.45%	0.20%	0.25%	0.20%	0.28%	0.20%
Total Annual Fund Operating Expenses(4)	1.25%	1.90%	0.90%	0.95%	1.40%	1.23%	0.90%
Fee Waiver/Expense Reimbursement(4)	0.25%	0.25%	0.25%	0.30%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(4)	1.00%	1.65%	0.65% (5)	0.65%	1.15%	0.98% (5)	0.65%
(1)	Class F shares and Class T shares are currently not available for purchase.
(2)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(3)	The maximum shareholder service fee for Class I shares and Class T shares is 0.10%.
(4)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2019 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% for Class A shares, 1.65% for Class C shares, 0.65% for Class F shares, 0.65% for Class I shares, 1.15% for Class R shares, 1.00% for Class T shares and 0.65% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
(5)	The total annual fund operating expenses for Class F shares and Class T shares are estimated.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or

DVFSPRO-0717

do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2019 (through June 30, 2019, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$547	$780	$1,058	$1,850
Class C Shares
Assuming redemption at the end of the period	$268	$547	$ 979	$2,180
Assuming no redemption at the end of the period	$168	$547	$ 979	$2,180
Class F Shares	$ 66	$236	$ 448	$1,061
Class I Shares	$ 66	$241	$ 465	$1,110
Class R Shares	$117	$393	$ 717	$1,635
Class T Shares	$347	$581	$ 861	$1,657
Class Z Shares	$ 66	$236	$ 448	$1,061
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to offer long-term growth of income and capital appreciation. The Fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index, typically using a “value approach.” A value approach seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. From time to time, the Fund may invest a significant portion of its assets within a particular sector irrespective of weights indicated in the Russell 1000 Value Index.
The Fund may invest up to 20% of its net assets in securities issued by real estate investment trusts (“REITs”). REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders.
The Fund may write (sell) covered call options on securities the Fund holds in its portfolio.
The Fund may also invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity.
The Fund may invest up to 25% of its net assets in securities of foreign issuers (including emerging market issuers) which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).
The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund's primary use of foreign currency transactions will be to seek to reduce the foreign currency risk inherent in the Fund's investments, although it will not be required to do so.
The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example, minimum Baa3 or BBB– by Moody’s or S&P, respectively), or, if unrated is judged to be investment grade by the Advisor. Such securities are commonly known as “high-yield” or “junk” securities.

Principal Risks of Investing in the Fund
Before investing, be sure to read the additional descriptions of these risks in the full statutory prospectus.
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Common Stock Risk
While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.
Preferred Securities Risk
There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; call, reinvestment, and income risk; liquidity risk; limited voting rights; special redemption rights; and regulatory risk.
Financials Sector Risk
To the extent the Fund invests in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financial services, credit card and insurance industries.
REIT Risk
REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Real Estate Market Risk
Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.
Covered Call Options Risk
The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This strategy is designed to generate additional income from the Fund’s portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.
Fixed-Income Securities Risk
Fixed-income securities generally present various types of risk, including interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a fixed-income security will fail to timely pay interest and principal or that a fixed-income security's price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Foreign (Non-U.S.) Securities Risk
Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
Foreign Currency and Currency Hedging Risk
Although the Fund will report its net asset value (“NAV”) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies, foreign currency swaps and other similar strategic transactions. Such transactions may reduce returns or increase volatility, perhaps substantially.
Credit and Below Investment Grade Securities Risk
Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Active Management Risk
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.
Geopolitical Risk
Occurrence of global events similar to those in recent years, such as war, country instability, infectious disease epidemics, market instability, debt crises and downgrades, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. The June 2016 vote in the United Kingdom (“UK”) calling for the exit of the UK from the European Union (referred to as “Brexit”) may cause uncertainty and thus adversely impact financial results of the Fund and the global financial markets. An economic recession in the UK, or in a European Union member country, may have significant adverse economic effects on the economies of the affected country and its trading partners, which may include some or all of the European countries in which the Fund invests. The strengthening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
Regulatory Risk
The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The Securities and Exchange Commission's (the “SEC”) proposed rules governing the use of derivatives by registered investment companies, the Department of Labor's (“DOL”) final rule on conflicts of interest on fiduciary investment advice, as well as the SEC’s final rules and amendments to modernize reporting and disclosure (“Modernization”) and to develop and implement a Liquidity Risk Management Program for open-end investment companies (“Liquidity”) could, among other things, restrict and/or increase the cost of the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities, domestic and foreign, have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and the Fund’s ability to execute its investment strategy.
Other Investment Companies Risk
To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.
Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares.  Because Class F shares and Class T shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for these share classes. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500® Index, over various time periods. In addition to the broad-based market index, the table shows performance of the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe in the Russell 1000 Index that have lower price-to-book ratios and lower expected growth values. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.
The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Class A Shares
Annual Total Returns(1), (2)
Highest quarterly return during this period: 14.49%
(quarter ended June 30, 2009)
Lowest quarterly return during this period: -21.36%
(quarter ended December 31, 2008)

(1)	The annual total returns for the Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of the Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.Class F shares and Class T shares are currently not available for purchase.
(2)	Class A shares year-to-date return was 4.03% as of March 31, 2017.
Average Annual Total Returns
(for the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	8.84%	12.52%	4.98%
Return After Taxes on Distributions	6.38%	10.47%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares	7.04%	9.79%	3.84%
Class C Shares
Return Before Taxes	12.15%	12.83%	4.78%
Class I Shares
Return Before Taxes	14.34%	13.96%	5.83%
Class R Shares
Return Before Taxes	13.76%	N/A (1)	N/A (1)
Class Z Shares
Return Before Taxes	14.34%	N/A (1)	N/A (1)
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	17.34%	14.80%	5.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(3)	11.96%	14.66%	6.95%
(1)	The inception date for Class R and Class Z shares is October 1, 2014.
(2)	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(3)	The S&P 500® Index is an unmanaged index of common stocks that is frequently used as a general measure of U.S. stock market performance.
After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R, and Z shares will vary.  Class F shares and Class T shares are currently not available for purchase. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Investment Management
Advisor
Cohen & Steers Capital Management, Inc. (the “Advisor”)
Portfolio Managers
The Fund's portfolio managers are:
Christopher Rhine—Senior Vice President of the Advisor. Mr. Rhine has been a portfolio manager of the Fund since 2014.
Anatoliy Cherevach—Vice President of the Advisor. Mr. Cherevach has been a portfolio manager of the Fund since 2014.
Jamelah Leddy—Vice President of the Advisor. Ms. Leddy has been a portfolio manager of the Fund since 2014.
Purchase and Sale of Fund Shares
	Class A, C and T Shares	Class I Shares	Class F, R and Z Shares
Minimum Initial Investment	• No minimum	• $100,000 (aggregate for registered advisors)	• No minimum
Minimum Subsequent Investment	• No minimum • $100 for Automatic Investment Plans	• No minimum • $500 for Automatic Investment Plans	• No minimum • $50 for Automatic Investment Plans

Class F shares and Class T shares are currently not available for purchase. You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (“NYSE”) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the “Distributor”). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.
Please mail the signed Subscription Agreement to:
Boston Financial Data Services
Cohen & Steers Funds
P.O. Box 8123
Boston, MA 02266-8123
Phone: (800) 437-9912
Tax Information
The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.
(REMAINDER OF PAGE INTENTIONALLY LEFT BLANK)